Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Employee Stock Loans [Member]	Preferred Stock, Series A & B [Member]	Preferred Stock, Series C [Member]
Beginning balance at Dec. 31, 2012	$ 138,169	$ 76	$ 95,856	$ 9,658	$ 2,558	$ (1,863)		$ 15,540	$ 16,344
Beginning balance, shares at Dec. 31, 2012		7,431,513
Net income	7,873			7,873
Other comprehensive income, net of tax effects	(5,164)				(5,164)
Accretion of discount on preferred stock				(8)					8
Stock based compensation	536		536
Purchases of common stock for treasury	(571)					(571)
Purchases of common stock for treasury, shares		(45,910)
Cash dividends declared and accrued on preferred stock	(970)			(970)
Ending balance at Dec. 31, 2013	139,873	$ 76	96,392	16,553	(2,606)	(2,434)		15,540	16,352
Ending balance, shares at Dec. 31, 2013		7,385,603
Net income	8,987			8,987
Other comprehensive income, net of tax effects	325				325
Accretion of discount on preferred stock				(7)					7
Retirement of preferred stock	(15,540)							$ (15,540)
Stock based compensation	2,006		2,006
Stock based compensation, shares		2,568
Purchases of common stock for treasury	(17,221)					(17,221)
Purchases of common stock for treasury, shares		(1,320,660)
Cash dividends declared and accrued on preferred stock	(701)			(701)
Ending balance at Dec. 31, 2014	117,729	$ 76	98,398	24,832	(2,281)	(19,655)			16,359
Ending balance, shares at Dec. 31, 2014		6,067,511
Net income	5,010			5,010
Other comprehensive income, net of tax effects	(134)				(134)
Accretion of discount on preferred stock				(4)					4
Stock based compensation	216		216
Common stock issued upon termination of restricted stock unit plan, net of employee stock loans	(991)	$ 2	222				$ (1,215)
Common stock issued upon termination of restricted stock unit plan, net of employee stock loans, shares		203,216
Cash dividends declared and accrued on preferred stock	(82)			(82)
Ending balance at Jun. 30, 2015	121,748	$ 78	98,836	29,756	(2,415)	(19,655)	(1,215)		16,363
Ending balance, shares at Jun. 30, 2015		6,270,727
Beginning balance at Dec. 31, 2014	117,729	$ 76	98,398	24,832	(2,281)	(19,655)			16,359
Beginning balance, shares at Dec. 31, 2014		6,067,511
Net income	10,300			10,300
Other comprehensive income, net of tax effects	(90)				(90)
Accretion of discount on preferred stock				(13)					13
Stock based compensation	531		531
Common stock issued upon termination of restricted stock unit plan, net of employee stock loans	(991)	$ 2	222				(1,215)
Common stock issued upon termination of restricted stock unit plan, net of employee stock loans, shares		203,216
Repayments on employee stock loans	973						973
Common stock issued in initial public offering, net of issuance expenses	38,945	$ 19	38,926
Common stock issued in initial public offering, net of issuance expenses, shares		1,941,000
Cash dividends declared and accrued on preferred stock	(164)			(164)
Ending balance at Dec. 31, 2015	167,233	$ 97	138,077	34,955	(2,371)	(19,655)	(242)		16,372
Ending balance, shares at Dec. 31, 2015		8,211,727
Net income	6,286			6,286
Other comprehensive income, net of tax effects	639				639
Retirement of preferred stock	(16,372)								$ (16,372)
Stock based compensation	282		282
Common stock issued upon exercise of stock options	121		121
Common stock issued upon exercise of stock options, shares		7,688
Cash dividends declared and accrued on preferred stock	(1)			(1)
Ending balance at Jun. 30, 2016	$ 158,188	$ 97	$ 138,480	$ 41,240	$ (1,732)	$ (19,655)	$ (242)
Ending balance, shares at Jun. 30, 2016		8,219,415